CUSTOMER DEPOSITS - Concentration of Deposits Received (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 175,491,421	$ 164,359,451
Concentrations of Deposits Percentage	100.00%	100.00%
Individuals
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 30,714,387	$ 26,626,082
Concentrations of Deposits Percentage	18.00%	16.00%
Commerce
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 24,234,289	$ 27,454,858
Concentrations of Deposits Percentage	14.00%	17.00%
Government and Colombian Government Entities
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 16,670,646	$ 20,817,529
Concentrations of Deposits Percentage	9.00%	13.00%
Manufacturing
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 3,192,627	$ 8,634,657
Concentrations of Deposits Percentage	2.00%	5.00%
Real Estates
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 3,703,896	$ 6,235,260
Concentrations of Deposits Percentage	2.00%	4.00%
Agriculture and livestock
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 1,256,291	$ 2,200,313
Concentrations of Deposits Percentage	1.00%	1.00%
Colombian Municipalities
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 29,302	$ 1,807,946
Concentrations of Deposits Percentage	0.00%	1.00%
Foreign Governments
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 681,466	$ 652,670
Concentrations of Deposits Percentage	0.00%	1.00%
Other
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 46,267,256	$ 44,928,212
Concentrations of Deposits Percentage	26.00%	27.00%
Financial
Disclosure of Customer Deposits [Line Items]
Deposits from customers	$ 48,741,261	$ 25,001,924
Concentrations of Deposits Percentage	28.00%	15.00%